UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21327

Dreyfus Premier Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	02/28/2005

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Premier Blue Chip Fund
Statement of Investments
February 28, 2005 (Unaudited)

Common Stock-92.3%	Shares		Value($)

Consumer Discretionary-14.7%
Catalina Marketing	18,000		485,100
Interpublic Group of Companies	70,000		919,800
Kohl's	14,000	[a]	670,180
Liberty Media	90,000	[a]	912,600
McDonald's	9,000		297,720
Time Warner	35,900	[a]	618,557
Viacom, Cl. B	22,000		767,800
			4,671,757

Consumer Staples-8.7%
Altria Group	10,000		656,500
Coca-Cola	29,000		1,241,200
Nestle, ADR	12,500		868,750
			2,766,450

Energy-3.1%
ChevronTexaco	10,000		620,800
Exxon Mobil	5,500		348,205
			969,005

Financial-14.5%
Bank of America	13,000		606,450
Citigroup	6,000		286,320
Federal Home Loan Mortgage	15,000		930,000
Federal National Mortgage Association	21,000		1,227,660
J.P. Morgan Chase & Co.	10,000		365,500
Marsh & McLennan Cos.	35,000		1,142,750
PHH	1,400	[a]	29,400
			4,588,080

Health Care-19.9%
Bristol-Myers Squibb	24,000		600,720
Cardinal Health	24,000		1,405,200
Coventry Health Care	6,268	[a]	395,511
McKesson	17,400		649,716
Merck & Co.	25,000		792,500
Pfizer	42,000		1,104,180
Schering-Plough	39,100		740,945
Wyeth	15,000		612,300
			6,301,072

Industrials-11.2%
Career Education	33,000	[a]	1,126,950
Cendant	30,000		663,600
Corinthian Colleges	72,000	[a]	1,244,880
General Electric	15,000		528,000
			3,563,430

Information Technology-17.9%
BISYS Group	67,000	[a]	992,940
Electronic Data Systems	72,000		1,533,600
First Data	21,000		861,420
Microsoft	46,000		1,158,280
Sabre Holdings	27,000		569,160
Unisys	75,000	[a]	576,000
			5,691,400

Telecommunication Services-2.3%
SBC Communications	30,000		721,500

Total Common Stocks
(cost $26,337,521)			29,272,694

Other Investments-9.3%	Shares		Value($)

Registered Investment Companies:
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,964,000)	2,964,000	[b]	2,964,000

	Principal
Short Term Investments-3.2%	Amount($)	Value($)

U.S. Treasury Bills:
2.42%, 3/24/2005	1,002,000	1,000,437
(cost $1,000,451)

Total Investments(cost $33,301,972)	104.8%	33,237,131

Liabilities, Less Cash and Receivables	(4.8%)	(1,509,558)

Net Assets	100.0%	31,727,573

ADR- American Depository Receipts.
a Non-income producing.
b Investments in affiliated money market mutual funds.
c Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier Balanced Opportunity Fund
Statement of Investments
February 28,2005 (Unaudited)

Common Stock-67.6%	Shares	Value($)

Consumer Discretionary-9.5%
Blyth	140,000	4,450,600
Catalina Marketing	335,000	9,028,250
Disney(Walt)	24,000	670,560
Interpublic Group of Companies	1,000,000 [a]	13,140,000
Kohl's	280,000 [a]	13,403,600
Liberty Media	1,100,000 [a]	11,154,000
McDonald's	200,000	6,616,000
Time Warner	700,000 [a]	12,061,000
Viacom, Cl. B	450,000	15,705,000
Wal-Mart Stores	30,000	1,548,300
		87,777,310

Consumer Staples-6.5%
Altria Group	235,000	15,427,750
CVS	175,000	8,720,250
Coca-Cola	400,000	17,120,000
General Mills	5,000	261,850
Nestle, ADR	240,000	16,680,000
Procter & Gamble	40,000	2,123,600
		60,333,450

Energy-3.4%
ChevronTexaco	230,000	14,278,400
ConocoPhillips	6,000	665,340
Exxon Mobil	270,000	17,093,700
		32,037,440

Financial-10.2%
American Express	8,000	433,200
American International Group	21,351	1,426,247
Bank of America	360,000	16,794,000
Bank of New York	12,500	378,125
Berkshire Hathaway, Cl. A	65 [a]	5,863,000
Citigroup	330,000	15,747,600
Federal Home Loan Mortgage	100,000	6,200,000
Federal National Mortgage Association	310,000	18,122,600
Fidelity National Financial	14,300	632,632
Fifth Third Bancorp	7,200	322,344
J.P. Morgan Chase & Co.	400,000	14,620,000
Marsh & McLennan Cos.	400,000	13,060,000
PHH	20,000 [a]	420,000
Wachovia	12,200	646,722
		94,666,470

Health Care-14.8%
Abbott Laboratories	8,700	400,113
Bristol-Myers Squibb	420,000	10,512,600
Cardinal Health	400,000	23,420,000
Coventry Health Care	220,000 [a]	13,882,000
IMS Health	520,000	12,662,000
Johnson & Johnson	22,200	1,456,320
Lilly(Eli) & Co.	8,300	464,800
McKesson	550,000	20,537,000
Medtronic	8,400	437,808
Merck & Co.	300,000	9,510,000
Pfizer	820,000	21,557,800
Schering-Plough	460,000	8,717,000
Wyeth	325,000	13,266,500
		136,823,941

Industrials-8.3%
Career Education	560,000 [a,b]	19,124,000
Cendant	450,000	9,954,000
Corinthian Colleges	1,100,000 [a]	19,019,000
Danaher	9,000	487,530
Emerson Electric	17,400	1,153,968
General Electric	520,000	18,304,000
3M	8,000	671,520
Tyco International	215,100	7,201,548
United Parcel Service, Cl. B	9,000	697,410
United Technologies	4,400	439,472
		77,052,448

Information Technology-13.6%
Accenture	16,500 [a]	421,575
BISYS Group	1,300,000 [a]	19,266,000
Cisco Systems	46,900 [a]	816,998
Computer Associates International	858	23,243
Computer Sciences	9,100 [a,b]	420,693
Dell	32,100 [a]	1,286,889
Electronic Data Systems	900,000	19,170,000
First Data	410,000	16,818,200
Fiserv	475,000 [a]	18,021,500
Intel	44,600	1,069,508
International Business Machines	20,300	1,879,374
Microsoft	925,000	23,291,500
Oracle	70,600 [a]	911,446
Sabre Holdings	460,000	9,696,800
SunGard Data Systems	16,200 [a]	422,982
Texas Instruments	12,600	333,522
Unisys	1,600,000 [a]	12,288,000
		126,138,230

Telecommunication Services-1.3%
SBC Communications	500,200 [b]	12,029,810

Total Common Stocks
(cost $574,743,017)		626,859,099

Preferred Stocks-2.4%

Auto Manufacturing-.7%
General Motors,
Cum., $1.84	250,000 [b]	6,273,450

Banking-.2%
Bank One Capital VI,
Cum., $1.2	30,000	795,939
BancWest Capital I,
Cum., $2.375	50,000	1,309,375
		2,105,314

Financial-.9%
Citigroup Capital VII,
Cum., $1.78	300,000	7,837,500

Telecommunications-.6%
Verizon South,
Cum., Ser.F, $1.75	220,000	5,781,886

Total Prefered Stocks
(cost $21,719,294)		21,998,150

Bonds and Notes-28.6%

Agricultural Biotechnology-1.1%
Altria Group,
Notes, 6.375%, 2/1/2006	10,315,000	10,543,570

Airlines-0%
US Airways Inc,
Enhanced Equipment Notes,
Ser. C, 8.93%, 10/15/2009	114,798 [c]	11

Asset-Backed Certificates-Credit Cards-.1%
MBNA Master Credit Card Note Trust,
Ser. 2002-C1, Cl. C1, 6.8%, 7/15/2014	343,000	376,877

Auto Manufacturing-.2%
Ford Motor Co, Notes:
8.875%, 4/1/2006	1,015,000	1,048,887
7.25%, 10/1/2008	500,000	524,645
		1,573,532

Auto Trucks & Parts-.2%
Johnson Controls,
Notes, 6.3%, 2/1/2008	2,000,000	2,119,864

Banking-1.3%
Bank of America Corp.,
Sr. Notes, 6.375%, 5/15/2005	1,074,000	1,081,391
Sub Notes, 7.125%, 3/1/2009	3,200,000	3,517,994
Sr. Notes, 4.375%, 12/1/2010	665,000	663,665
First Union,
Sub. Notes, 6.4%,4/1/2008	2,000,000	2,144,722
US Bank NA,
Notes, 2.85%, 11/15/2006	4,000,000	3,937,616
Wells Fargo Bank,
Sub.Deb., 7.55%,6/21/2010	1,000,000	1,139,698
		12,485,086

Beverages-0%
Miller Brewing,
Notes, 4.25%, 8/15/2008	135,000 [d]	134,763

Chemicals-.2%
Chevron Phillips,
Notes, 5.375%, 6/15/2007	1,500,000	1,535,486

Computers-.4%
International Business Machines,
Notes, 2.375%, 11/1/2006	4,000,000	3,919,864
Sr. Notes, 4.75%, 11/29/2012	65,000	65,708
		3,985,572
Consumer Products-0%
Kimberly-Clark,
Notes, 5%, 8/15/2013	260,000	266,019

Electric Utilities-.4%
Alliant Energy Resources,
Notes, 7.375%, 11/9/2009	764,000	853,876

Public Service Company of Colorado,
First Collateral Trust Bonds, Ser. 12, 4.875%, 3/1/2013	149,000	150,187

TXU Energy,
Sr. Notes, 7%, 3/15/2013	300,000	336,466

Wisconsin Energy,
Sr. Notes, 5.875%,4/1/2006	886,000	905,552

Wisconsin Power & Light,
Notes, 7%, 6/15/2007	1,500,000	1,584,912
		3,830,993

Financial-8.3%
Bear Stearns, Sr. Notes:
3%, 3/30/2006	5,000,000	4,966,760
3.5%, 2/15/2009	1,182,000	1,135,118

Boeing Capital,
Sr. Notes, 5.65%, 5/15/2006	1,935,000	1,978,338
Bonds, 5.8%, 1/15/2013	80,000 [b]	85,589

Caterpillar Financial Services,
Notes, 3.7%, 8/15/2008	5,000,000	4,909,425

Citicorp,
Sub. Notes, 6.375%, 11/15/2008	5,000,000	5,376,900

Ford Motor Credit, Notes:
6.875%, 2/1/2006	1,000,000	1,023,866
2.67%, 3/13/2007	55,000 [e]	54,038
3.38%, 9/28/2007	160,000 [e]	159,027

GATX Financial Corp.,
Notes, 6.86%, 10/13/2005	1,000,000	1,016,473

General Electric Capital,
Debs., 8.75%, 5/21/2007	1,540,000	1,695,662
Notes, 6.125%, 2/22/2011	10,000,000	10,804,040

General Electric Global Insurance,
Notes, 7.5%, 9/15/2010	5,725,000	6,382,499

General Motors Acceptance Corp,
Notes, 6.75%, 12/1/2014	203,000	195,620

Goldman Sachs, Notes:
3.875%, 1/15/2009	250,000	246,433
7.35%, 10/1/2009	10,000,000	11,178,180

International Lease Finance, Notes:
4.75%, 7/1/2009	10,015,000	10,079,346
4.55%, 10/15/2009	4,000,000	3,991,244

Morgan Stanley,
Notes, 4%, 1/15/2010	10,000,000	9,778,630
Sub. Notes, 4.75%, 4/1/2014	245,000	238,961

Textron Financial Corp.,
Notes, 3.94%, 4/24/2006	2,000,000 [e]	2,026,404
		77,322,553
Health Care-1.2%
Bristol-Myers Squibb,
Notes, 4.75%, 10/1/2006	7,750,000	7,859,167
Tenet Healthcare,
Sr. Notes, 6.375%, 12/01/2011	3,000,000	2,790,000
		10,649,167

Industrials-0%
Emerson Electric,
Bonds, 4.5%, 5/1/2013	200,000	197,103

Insurance-2.4%
Aspen Insurance,
Sr. Notes, 6%, 8/15/2014	220,000 [d]	225,880
Chubb,
Notes, 6%, 11/15/2011	70,000	75,128
Loews,
Notes, 6.75%, 12/15/2006	2,000,000	2,091,242
Marsh & McLennan Companies, Sr. Notes:
5.375%, 03/15/2007	10,000,000	10,203,390
7.125%, 06/15/2009	5,000,000	5,423,640
Prudential Financial,
Notes, 4%, 1/15/2009	4,000,000	3,951,820
		21,971,100

Media-1.4%
Knight-Ridder,
Notes, 4.625%, 11/1/2014	296,000	288,998
Liberty Media,
Notes, 3.5%, 9/25/2006	7,000,000	6,921,054
Sr. Notes, 5.7%, 5/15/2013	5,550,000 [b]	5,455,500
		12,665,552
Mining & Metals-0%
Alcoa,
Notes, 4.25%, 8/15/2007	55,000	55,219

Oil & Gas-.4%
ConocoPhillips, Sr. Notes:
6.35%, 4/15/2009	3,397,000	3,656,320
4.75%, 10/15/2012	115,000	116,107
		3,772,427

Paper & Forest Products-0%
International Paper,
Notes, 5.85%, 10/30/2012	55,000	58,641

Pharmaceutical-3%
Cardinal Health, Notes:
6%, 1/15/2006	3,650,000	3,705,506
6.25%, 7/15/2008	4,000,000	4,177,712
6.75%, 2/15/2011	10,925,000 [b]	11,985,610
Pharmacia,
Notes, 5.875%, 12/1/2008	7,500,000	7,953,968
		27,822,796

Real Estate-0%
EOP Operating,
Sr. Notes, 7%, 7/15/2011	80,000	88,928

Residential Mortgage Pass- Through Certificates-.1%
First Horizon Alternative Mortgage Securities I,
Ser. 2004-FA1, Cl. A1, 6.25%, 10/25/2034	916,941	945,302

Retail-.1%
Tricon Global,
Notes, 8.875%, 4/15/2011	270,000	327,302

Software-.1%
Oracle, 6.91%, 2/15/2007	945,000	990,731

Structured Index-.2%
Morgan Stanley Traded Custody Receipts:
Ser. 2002-1, 5.878%, 3/1/2007	2,146,000 [d,f]	2,200,120

Telecommunications-1.8%
AT&T Wireless Services,
Sr. Notes, 7.875%, 3/1/2011	8,000,000	9,293,616
British Telecommunications,
Notes, 8.375%, 12/15/2010	266,000	314,086
Pacific Bell,
Notes, 6.125%, 2/15/2008	1,000,000	1,050,766
SBC Communications,
Notes, 5.75%, 5/2/2006	5,000,000	5,113,535
Sprint Capital,
Sr. Notes, 6.125%, 11/15/2008	211,000	222,771
Verizon Florida,
Deb., 6.125%, 1/15/2013	143,000 [b]	151,119
Verizon Wireless Capital,
Notes, 5.375%, 12/15/2006	45,000	46,128
		16,192,021
U.S. Government-1.8%
U.S. Treasury Notes:
2.625%, 3/15/2009	6,000,000 [b]	5,720,160
U.S Treasury Inflation Protection Securities:
3.375%, 4/15/2032	1,073,322 [g]	1,417,271
2%, 7/15/2014	5,122,208 [b,g]	5,268,793
3.625%, 4/15/2028	3,467,823 [g]	4,541,186
		16,947,410

U.S. Government Agencies/Mortgage-Backed-3.9%
Federal Home Loan Banks,
Bonds, 4%, 12/16/2013	2,000,000	1,990,812
Federal Home Loan Mortgage Corp., Notes:
Mortgage Backed:
2.375%, 2/15/2007	8,000,000	7,799,680
4.75%, 12/8/2010	5,000,000	5,004,350
5.5%, 9/1/2034	31,759	32,106
6.5%, 5/1/2032	56,762	59,156
Federal National Mortgage Association, Notes:
Mortgage Backed:
4%, 11/10/2014	5,000,000	4,979,880
5%, 11/28/2014	10,000,000	10,023,720
5.5%, 9/1/2034	129,251	130,504
6%, 9/1/2034	300,183	308,290
6%, 5/1/2033	193,015	198,202
8%, 1/1/2030-7/1/2030	338,716	364,858
Government National Mortgage Association I:
Mortgage Backed:
5.5%, 6/15/2033	479,820	488,514
6%, 6/15/2002-1/15/2034	4,744,615	4,903,244
6.5%, 6/15/2032	70,101	73,606
		36,356,922

Total Bonds and Notes
(cost $266,169,894)		265,415,067

Other Investments-.8%	Shares	Value($)

Registered Investment Companies;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $7,635,000)	7,635,000 [h]	7,635,000

Investment of Cash Collateral
for Securities Loaned-3.1%	Shares	Value($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $27,378,968)	28,378,968 [h]	28,378,968

Total Investments(cost $897,646,173)	102.5%	950,286,283

Liabilities, Less Cash and Receivables	(2.5%)	(23,034,226)

Net Assets	100.0%	927,252,057

ADR-AmericanDepositoryReceipts.
aNon-incomeproducing.
bAlloraportionofthesesecuritiesareonloan. AtFebruary28,2005,thetotalmarketvalueofthefund'ssecuritiesonloanis
$27,349,707andthetotalmarketvalueofthecollateralheldbyfundis$28,378,968.
c Non-incomeproducing--securityindefault.
dSecuritiesexemptfromregistrationunderrule144AoftheSecuritiesActof1933. Thesesecuritiesmaybesoldintransactions
exemptfromregistration,normallytoqualifiedinstitutionalbuyers. Thesesecuritieshavebeendeterminedtobeliquidbythe
BoardofTrustees.AtFebruary28,2005thesesecuritiesamountedto$2,560,763or.3%ofthenetassets.
e Variableratesecurity-interestratesubjecttoperiodicchange.
fSecuritylinkedtoaportfolioofinvestmentgradedebtsecurities.
gPrincipalamountforaccrualpurposeisperiodicallyadjustedbasedonachangestotheConsumerPriceIndex.
hInvestmentsinaffiliatedmoneymarketmutualfunds.
i Securitiesvaluationpoliciesandotherinvestmentrelateddisclosuresareherebyincorporatedbyreferenceinthe
annualandsemi-annualreportspreviouslyfiledwiththeSecuritiesandExchangeCommissiononFormN-CSR.

Dreyfus Premier Select Fund
Statement of Investments
February 28, 2005 (Unaudited)

Common Stock-76.3%	Shares		Value($)

Consumer Discretionary-9.2%
Interpublic Group of Companies	120,000	[a]	1,576,800
Liberty Media	90,000	[a]	912,600
Time Warner	38,000	[a]	654,740
			3,144,140

Consumer Staples-4.1%
Coca-Cola	33,000		1,412,400

Drug Company-14.9%
Bristol-Myers Squibb	24,000		600,720
Merck & Co.	45,000		1,426,500
Pfizer	77,000		2,024,330
Schering-Plough	30,000		568,500
Wyeth	12,000		489,840
			5,109,890

Financial-11.5%
Federal Home Loan Mortgage	11,000		682,000
Federal National Mortgage Association	25,000		1,461,500
Marsh & McLennan Cos.	55,000		1,795,750
			3,939,250

Industrials-13.3%
Career Education	65,000	[a]	2,219,750
Corinthian Colleges	135,000	[a]	2,334,150
			4,553,900

Information Technology-13.0%
BISYS Group	85,000	[a]	1,259,700
Electronic Data Systems	120,000		2,556,000
First Data	16,000		656,320
			4,472,020

Medical-2.6%
Coventry Health Care	14,328	[a]	904,097

Pharmaceutical Division-7.7%
Cardinal Health	45,000		2,634,750

Total Common Stocks
(cost $22,413,947)			26,170,447

Other Investments-23.8%	Shares	Value($)

Registered Investment Companies:
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $8,175,000)	8,175,000 [b]	8,175,000

Total Investments(cost $30,588,947)	100.1%	34,345,447

Liabilities, Less Cash and Receivables	(.1%)	(34,285)

Net Assets	100.0%	34,311,162

a Non-income producing.
b Investments in affiliated money market mutual funds.
c Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Manager Funds II

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	April 20, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	April 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)